Defined Benefit Liabilities (Assets) - Principal Actuarial Assumptions (Detail)	Dec. 31, 2020	Dec. 31, 2019
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate for defined benefit obligations	1.83%	1.77%
Expected rate of salary increase	2.04%	1.53%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate for defined benefit obligations	3.14%	3.04%
Expected rate of salary increase	6.00%	6.00%